Retirement Benefits (Net Periodic Benefit Costs Schedule) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Interest Cost	$ 3	$ 25
Defined Benefit Plan, Expected Return on Plan Assets	(1)	(16)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0
Defined Benefit Plan, Amortization of Gains (Losses)	0	0
Net Periodic Benefit Costs, Settlements	0	32
Defined Benefit Plan, Net Periodic Benefit Cost	2	41
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Interest Cost	4	4
Defined Benefit Plan, Expected Return on Plan Assets	(8)	(8)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1	1
Defined Benefit Plan, Amortization of Gains (Losses)	0	0
Net Periodic Benefit Costs, Settlements	0	0
Defined Benefit Plan, Net Periodic Benefit Cost	$ (3)	$ (3)